Acquisitions and Divestitures Delta House Investment (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 31, 2016	Apr. 25, 2016	Sep. 18, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 08, 2015	Sep. 15, 2015	Aug. 15, 2014	Jan. 29, 2014
Business Acquisition [Line Items]
Payments to acquire equity method investments				$ 150,179	$ 65,701	$ 12,000
Limited partners, units issued (in shares)			7,500,000	51,351,000	50,504,000		151,937	7,500,000	4,622,352	3,400,000
Investments				$ 270,742	$ 65,703	12,000
General partners' interest units issued (in shares)				680,000	536,000
Proceeds from lines of credit	$ 14,300
Pinto Offshore Holdings LLC
Business Acquisition [Line Items]
Percentage ownership			26.30%
FPS
Business Acquisition [Line Items]
Percentage ownership			49.00%	20.10%
Investments				$ 55,461	$ 40,559	0
Delta House
Business Acquisition [Line Items]
Percentage ownership				20.10%
Payments to acquire equity method investments			$ 162,000
Investments	$ 48,800	$ 9,900		$ 65,700
Acquired interest (percent)	6.20%
D-Day Offshore Holdings
Business Acquisition [Line Items]
Percentage ownership		100.00%
Pinto Offshore Holdings LLC | Delta House
Business Acquisition [Line Items]
Percentage ownership			12.90%
Arclight Affiliate | D-Day Offshore Holdings
Business Acquisition [Line Items]
Percentage ownership		1.00%
Series D
Business Acquisition [Line Items]
Issuance of units	$ 34,500			0	$ 0	$ 40,000
General partners' interest units issued (in shares)	2,333,333
General Partner
Business Acquisition [Line Items]
Partners capital account distributions, delta house				$ (96,300)
General partners' interest units issued (in shares)				143,900	143,517	206,810
Class A Units
Business Acquisition [Line Items]
Equity method investment, distribution percentage				100.00%
Class B Units
Business Acquisition [Line Items]
Equity method investment, distribution percentage				7.00%